Contract Balances, Performance Obligations and Contract Costs (Tables)	12 Months Ended
Jan. 31, 2026
Contract Balances, Performance Obligations and Contract Costs
Schedule of the changes in the deferred revenue and contract assets balance

Deferred
Revenue
Balance at January 31, 2024	85,977
Recognition of previously deferred revenue	(68,389)
Deferral of revenue	86,328
Increases from business combinations, net	2,195
Effect of movements in foreign exchange	(903)
Balance at January 31, 2025	105,208
Recognition of previously deferred revenue	(95,580)
Deferral of revenue	106,098
Increases from business combinations, net	1,049
Effect of movements in foreign exchange	2,287
Balance at January 31, 2026	119,062
Current	117,887
Long-term	1,175

Contract
Assets
Balance at January 31, 2024	3,029
Transfers to trade receivables from contract assets	(1,585)
Increases as a result of revenue recognized during the period, net of amounts transferred to trade receivables	6,008
Effect of movements in foreign exchange	(31)
Balance at January 31, 2025	7,421
Transfers to trade receivables from contract assets	(4,569)
Increases as a result of revenue recognized during the period, net of amounts transferred to trade receivables	464
Effect of movements in foreign exchange	32
Balance at January 31, 2026	3,348